Policyholders' Liabilities	12 Months Ended
Dec. 31, 2022
Policyholder Account Balances, Future Policy Benefits and Claims and Separate Account Liabilities [Abstract]
Policyholders' Liabilities	POLICYHOLDERS' ACCOUNT BALANCES
Policyholders' Account Balances

The Company issues variable life and universal life insurance contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no-lapse guarantee”).

The Company also issues variable annuity insurance contracts where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, and/or (2) the highest contract value on a specified date adjusted for any withdrawals. These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.
The balance of and changes in policyholders' account balances as of and for the periods ended are as follows:

	December 31, 2022
	Variable Annuities	Variable Life / Universal Life	Total
	($ in thousands)
Balance, beginning of period	$11,465,411	$18,762,548	$30,227,959
Deposits	4,761,547	2,173,035	6,934,582
Interest credited	175,574	583,814	759,388
Policy charges	(5,482)	(1,795,879)	(1,801,361)
Surrenders and withdrawals	(282,497)	(873,034)	(1,155,531)
Benefit payments	(35,042)	(103,358)	(138,400)
Net transfers (to) from separate account	206,269	213,752	420,021
Change in market value and other adjustments	146,252	(224,513)	(78,261)
Balance, end of period	16,432,032	18,736,365	35,168,397
Less: Reinsurance and other recoverables(1)	323,981	12,896,517	13,220,498
Policyholders' account balance net of reinsurance and other recoverables	$16,108,051	$5,839,848	$21,947,899

Unearned revenue reserve			3,067,336
Other			3,676,803
Total Policyholders' account balance			$41,912,536

Weighted-average crediting rate	1.26%	3.11%	2.32%
Net amount at risk(2)	$0	$304,864,582	$304,864,582
Cash surrender value(3)	$13,844,151	$17,137,744	$30,981,895

(1) The amount of recoverables related to reinsurance agreements that reduce the risk of the policyholders’ account balances gross liability.
(2) The net amount at risk calculation includes both general and separate account balances.
(3) Cash surrender value represents the amount of the contractholder's account balances distributable at the balance sheet date less certain surrender charges.

	December 31, 2021
	Variable Annuities	Variable Life / Universal Life	Total
	($ in thousands)
Balance, beginning of period	$3,634,125	$18,363,958	$21,998,083
Deposits	725,701	2,523,000	3,248,701
Interest credited	94,453	508,391	602,844
Policy charges	(1,941)	(1,740,260)	(1,742,201)
Surrenders and withdrawals	(208,224)	(990,423)	(1,198,647)
Benefit payments	(41,851)	(132,586)	(174,437)
Net transfers (to) from separate account	(3,449)	164,405	160,956
Change in market value and other adjustments(1)	7,266,597	66,063	7,332,660
Balance, end of period	11,465,411	18,762,548	30,227,959
Less: Reinsurance and other recoverables(2)	340,527	11,706,343	12,046,870
Policyholders' account balance net of reinsurance and other recoverables	$11,124,884	$7,056,205	$18,181,089

Unearned revenue reserve			2,398,788
Other			3,103,933
Total Policyholders' account balance			$35,730,680

Weighted-average crediting rate	1.25%	2.74%	2.31%
Net amount at risk(3)	$0	$309,431,313	$309,431,313
Cash surrender value(4)	$11,250,816	$16,915,935	$28,166,751

(1) Includes $7,203 million related to assuming of policyholders' account balances with PALAC. See Note 1 for additional information.
(2) The amount of recoverables related to reinsurance agreements that reduce the risk of the policyholders’ account balances gross liability.
(3) The net amount at risk calculation includes both general and separate account balances.
(4) Cash surrender value represents the amount of the contractholder's account balances distributable at the balance sheet date less certain surrender charges.

The balance of account values by range of guaranteed minimum crediting rates and the related range of difference, in basis points, between rates being credited to policyholders and the respective guaranteed minimums are as follows:

	December 31, 2022
Range of Guaranteed Minimum Crediting Rate(1)	At guaranteed minimum	1 - 50 bps above guaranteed minimum	51 - 150 bps above guaranteed minimum	Greater than 150 bps above guaranteed minimum	Total
	($ in thousands)
Variable Annuities
Less than 1.00%	$1,008,763	$861,119	$18,744	$2	$1,888,628
1.00% - 1.99%	243,223	2,257	1,294	0	246,774
2.00% - 2.99%	26,778	973	0	0	27,751
3.00% - 4.00%	1,070,958	2,247	0	0	1,073,205
Greater than 4.00%	2,172	0	0	0	2,172
Total	$2,351,894	$866,596	$20,038	$2	$3,238,530
Variable Life / Universal Life
Less than 1.00%	$11,902	$0	$0	$0	$11,902
1.00% - 1.99%	418,399	0	773,591	1,928,342	3,120,332
2.00% - 2.99%	32,651	121,200	2,413,571	1,824,303	4,391,725
3.00% - 4.00%	4,737,864	3,510	2,093,511	129,398	6,964,283
Greater than 4.00%	2,145,123	0	0	0	2,145,123
Total	$7,345,939	$124,710	$5,280,673	$3,882,043	$16,633,365

(1) Excludes contracts without minimum guaranteed crediting rates, such as funds with indexed-linked crediting options.

	December 31, 2021
Range of Guaranteed Minimum Crediting Rate(1)	At guaranteed minimum	1 - 50 bps above guaranteed minimum	51 - 150 bps above guaranteed minimum	Greater than 150 bps above guaranteed minimum	Total
	($ in thousands)
Variable Annuities
Less than 1.00%	$1,070,567	$894,487	$19,207	$2	$1,984,263
1.00% - 1.99%	267,409	1,627	0	0	269,036
2.00% - 2.99%	30,738	62	0	0	30,800
3.00% - 4.00%	1,150,448	0	0	0	1,150,448
Greater than 4.00%	2,415	0	0	0	2,415
Total	$2,521,577	$896,176	$19,207	$2	$3,436,962
Variable Life / Universal Life
Less than 1.00%	$18,091	$0	$0	$0	$18,091
1.00% - 1.99%	380,144	0	0	2,537,887	2,918,031
2.00% - 2.99%	10,227	0	3,735,376	552,995	4,298,598
3.00% - 4.00%	4,793,734	2,048,590	343,129	53,673	7,239,126
Greater than 4.00%	2,092,925	0	0	0	2,092,925
Total	$7,295,121	$2,048,590	$4,078,505	$3,144,555	$16,566,771

(1) Excludes contracts without minimum guaranteed crediting rates, such as funds with indexed-linked crediting options.

Unearned Revenue Reserve

The balances of and changes in URR as of and for the periods ended are as follows:

	December 31, 2022	December 31, 2021
	Variable Life / Universal Life
	(in thousands)
Balance, beginning of period	$2,398,788	$1,745,269
Unearned revenue	799,185	760,153
Amortization expense	(129,525)	(106,634)
Other adjustments	(1,112)	0
Balance, end of period	3,067,336	2,398,788
Less: Reinsurance recoverables	1,542,900	939,798
Unearned revenue reserve net of reinsurance recoverables	$1,524,436	$1,458,990